Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Material income and expense [abstract]
Net losses (gains) due to changes in foreign currency exchange rates	$ 21	$ 18	$ (15)	$ 29
Net gains on derivative instruments	(8)		(19)
Other finance costs (income)	$ 13	$ 18	$ (34)	$ 29